FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 3,493	¥ 22,621	¥ (59,814)	¥ (37,771)
Adjustments to reconcile net loss to net cash used by operating activities:
Exchange loss	19	124	2,650	376
Changes in liabilities, net of effects of acquisition:
Other current liabilities	12,741	82,533	15,993	24,213
Net cash provided by (used in) operating activities	341	2,202	¥ (66,488)	(3,290)
Cash flows from investing activities:
Investment in a cost method investee	(1,186)	(7,682)		(5,625)
Net cash used in investing activities	$ (19,598)	¥ (126,949)	¥ (30,545)	¥ (63,481)
Cash flows from financing activities:
Proceeds from amounts due to related parties			68,941
Repayment of amounts due to related parties			(61,472)	¥ (12,000)
Proceeds from shareholders' payment for ordinary shares			17
Proceeds from issuance of convertible redeemable preferred shares			¥ 145,746	¥ 12,000
Proceeds from issuance of ordinary shares upon initial public offering, net	$ 121,083	¥ 784,350
Proceeds from exercises of share options	25	161
Payment for ordinary shares repurchase	(2,155)	(13,958)
Advances for ordinary shares repurchase	(852)	(5,521)
Payment of initial public offering costs	(11,932)	(77,289)	¥ (2,128)
Net cash (used in) provided by financing activities	106,169	687,743	151,104	¥ (48,774)
Net (decrease) increase in cash and cash equivalents	86,912	562,996	54,071	(115,545)
Cash and cash equivalents, beginning of year	31,861	206,391	154,156	270,077
Effect of exchange rate changes on cash and cash equivalents	2,758	17,870	(1,836)	(376)
Cash and cash equivalents, end of year	121,531	787,257	206,391	154,156
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	3,493	22,621	(59,814)	¥ (1,242)
Adjustments to reconcile net loss to net cash used by operating activities:
Exchange loss	73	471	2,414
Equity in loss (income) of subsidiaries and VIE	(3,651)	(23,644)	57,334	¥ 1,242
Changes in liabilities, net of effects of acquisition:
Other current liabilities	1,409	9,127	38
Net cash provided by (used in) operating activities	1,324	8,575	(28)
Cash flows from investing activities:
Advances to subsidiaries and VIE	(35,357)	(229,031)	¥ (5,932)
Investment in a cost method investee	(1,032)	(6,682)
Investment in subsidiaries	(56,536)	(366,234)
Net cash used in investing activities	$ (92,925)	¥ (601,947)	¥ (5,932)
Cash flows from financing activities:
Proceeds from amounts due to related parties			68,941
Repayment of amounts due to related parties			(61,472)
Proceeds from shareholders' payment for ordinary shares			17
Proceeds from issuance of convertible redeemable preferred shares			¥ 145,746
Proceeds from issuance of ordinary shares upon initial public offering, net	$ 109,151	¥ 707,061
Proceeds from exercises of share options	2	11
Payment for ordinary shares repurchase	(2,155)	(13,958)
Advances for ordinary shares repurchase	$ (852)	¥ (5,521)
Payment of initial public offering costs			¥ (823)
Net cash (used in) provided by financing activities	$ 106,146	¥ 687,593	152,409
Net (decrease) increase in cash and cash equivalents	14,545	94,221	¥ 146,449
Cash and cash equivalents, beginning of year	22,355	144,814
Effect of exchange rate changes on cash and cash equivalents	2,344	15,178	¥ (1,635)
Cash and cash equivalents, end of year	$ 39,244	¥ 254,213	¥ 144,814